Trade and Other Payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade payables	€ 377	€ 295
Value added tax and sales taxes payable	148	118
Other current liabilities	24	14
Trade and other payables	€ 549	€ 427